Condensed Statement of Changes in Stockholders' Equity (Unaudited) - USD ($)	Total	Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings (Accumulated Deficit)	Preferred Stock Series F [Member]	Preferred Stock Series C [Member]	Preferred Stock Series D [Member]	Preferred Stock Series E [Member]	Pereferred Stock to be issued (Member)
Balance, shares at Sep. 30, 2019		185,547,675				600,000
Balance, amount at Sep. 30, 2019		$ 185,548	$ 17,083,482	$ (18,914,524)		$ 600	$ 0	$ 0
Capital stock issued for cash, shares		44,600,000
Capital stock issued for cash, amount	$ 975,000	$ 44,600	930,400	0		0	0	0
Common Stock issued for stock to be issued, shares		9,150,000
Common Stock issued for stock to be issued, amount	350,000	$ 9,150	340,850	0		0	0	0
Common stock issued for technology, shares		20,000,000
Common stock issued for technology, amount	500,000	$ 20,000	480,000	0		0	$ 0	0
Common stock issued for services, shares		29,850,000
Loss for the three months ended December 31, 2020	(1,266,844)
Series D Preferred Stock issued for subscriptions payable, shares							50,000
Series D Preferred Stock issued for subscriptions payable, amount	1,347,894	$ 0	1,347,844	0		$ 0	$ 50	0
Common stock issued for services, amount	738,750
Balance, shares at Sep. 30, 2020		289,147,675				600,000	50,000
Balance, amount at Sep. 30, 2020	999,906	$ 289,148	20,891,476	(20,181,368)		$ 600	$ 50	0
Common Stock issued for stock to be issued, shares		17,280,000
Common Stock issued for stock to be issued, amount	432,000	$ 17,280	414,720
Loss for the three months ended December 31, 2020	(472,319)			(472,319)
Common stock issued for services, shares		13,500,000
Common stock cancelled, amount		$ (28,048)	28,048
Common stock issued for services, amount	945,000	$ 13,500	931,500
Balance, shares at Dec. 31, 2020		291,879,675				600,000	50,000
Balance, amount at Dec. 31, 2020	1,904,586	$ 291,880	22,265,744	(20,653,687)		$ 600	$ 50
Balance, shares at Sep. 30, 2020		289,147,675				600,000	50,000
Balance, amount at Sep. 30, 2020	999,906	$ 289,148	20,891,476	(20,181,368)		$ 600	$ 50	0
Loss for the three months ended December 31, 2020	(1,026,464)
Common stock issued for services, amount	945,000
Balance, shares at Mar. 31, 2021		292,879,675				600,000	50,000
Balance, amount at Mar. 31, 2021	1,735,441	$ 292,880	22,289,744	(21,207,832)		$ 600	$ 50		$ 360,000
Balance, shares at Sep. 30, 2020		289,147,675				600,000	50,000
Balance, amount at Sep. 30, 2020	$ 999,906	$ 289,148	20,891,476	(20,181,368)		$ 600	$ 50	0
Common stock issued for services, shares	16,750,000
Loss for the three months ended December 31, 2020	$ (2,593,537)	0	0	(2,593,537)		0	0	0
Common stock issued for stock payable, amount		$ 17,280	414,720	0		0	0	0
Common stock issued for cash, shares		1,000,000
Common stock issued for services, amount	$ 1,300,375	$ 16,750	1,283,625	0		0	0	$ 0
Common stock issued for accounts payable, shares		106,952
Common stock issued for stock payable, shares		17,280,000
Series E Preferred Stock sold for cash, shares								13,650,000
Common stock issued for accounts payable, amount		$ 107	668,850	0		$ 0	$ 0	$ 13,650
Common stock cancelled, shares		(28,048,000)
Balance, shares at Sep. 30, 2021	17,280,000	296,236,627				600,000	50,000	13,650,000
Balance, amount at Sep. 30, 2021	$ 866,244	$ 296,237	23,330,612	(22,774,905)	$ 0	$ 600	$ 50	$ 13,650
Balance, shares at Dec. 31, 2020		291,879,675				600,000	50,000
Balance, amount at Dec. 31, 2020	1,904,586	$ 291,880	22,265,744	(20,653,687)		$ 600	$ 50
Loss for the three months ended December 31, 2020	(554,145)			(554,145)
Common stock issued for cash, shares		1,000,000
Common stock issued for cash, amount	25,000	$ 1,000	24,000
Capital stock to be issued for cash	360,000								360,000
Balance, shares at Mar. 31, 2021		292,879,675				600,000	50,000
Balance, amount at Mar. 31, 2021	$ 1,735,441	$ 292,880	22,289,744	(21,207,832)		$ 600	$ 50		$ 360,000
Balance, shares at Sep. 30, 2021	17,280,000	296,236,627				600,000	50,000	13,650,000
Balance, amount at Sep. 30, 2021	$ 866,244	$ 296,237	23,330,612	(22,774,905)	0	$ 600	$ 50	$ 13,650
Common stock issued for services, shares		6,250,000
Common stock issued for services, amount	859,100	$ 6,250	852,850	0	$ 0	0	0	0
Common stock issued for accounts payable, shares		909,091
Series F Preferred Stock issued for cash, shares					59,270,000
Series F Preferred Stock issued for cash, amount	2,963,500	$ 0	2,904,230	0	$ 59,270	$ 0	$ 0	0
Common Stock issued for conversion of Series E Preferred Stock, amount		$ 13,650			$ (59,270)			$ (13,650)
Common Stock issued for conversion of Series E Preferred Stock, shares		13,650,000			(59,270,000)			(13,650,000)
Common Stock issued for conversion of Series E Preferred Stock, amount		$ 59,270			$ (59,270)
Common Stock issued for conversion of Series E Preferred Stock, shares		59,270,000			(59,270,000)
Balance, shares at Dec. 31, 2021		376,315,718				600,000	50,000
Balance, amount at Dec. 31, 2021	$ 3,824,739	$ 376,316	27,386,784	(23,939,011)		$ 600	$ 50
Balance, shares at Sep. 30, 2021	17,280,000	296,236,627				600,000	50,000	13,650,000
Balance, amount at Sep. 30, 2021	$ 866,244	$ 296,237	23,330,612	(22,774,905)	$ 0	$ 600	$ 50	$ 13,650
Common stock issued for services, shares	6,750,000
Loss for the three months ended December 31, 2020	$ (2,690,116)
Common stock issued for services, amount	588,592
Balance, shares at Mar. 31, 2022		376,815,718				600,000	50,000
Balance, amount at Mar. 31, 2022	2,420,804	$ 376,816	27,508,359	(25,465,021)		$ 600	$ 50
Balance, shares at Dec. 31, 2021		376,315,718				600,000	50,000
Balance, amount at Dec. 31, 2021	3,824,739	$ 376,316	27,386,784	(23,939,011)		$ 600	$ 50
Loss for the three months ended December 31, 2020	(1,526,010)			(1,526,010)
Common stock issued for services, shares		500,000
Common stock issued for services, amount	122,075	$ 500	121,575
Balance, shares at Mar. 31, 2022		376,815,718				600,000	50,000
Balance, amount at Mar. 31, 2022	$ 2,420,804	$ 376,816	$ 27,508,359	$ (25,465,021)		$ 600	$ 50